PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND

SUPPLEMENT DATED MAY 6, 2026 TO

THE FUND’S PROSPECTUS AND SAI DATED JULY 31, 2025, AS SUPPLEMENTED

Daniel Ballantine is no longer a portfolio manager of the Global Tactical Asset Allocation Fund (the “Fund”). Anwiti Bahuguna, Colin Cheesman and Peter Wilke will remain as portfolio managers of the Fund. All references to Daniel Ballantine in the Fund’s Prospectus and SAI are hereby deleted.

Please retain this supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO&SAI BBALX (5/26)